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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29, 2006

Check here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenville Capital Management
Address: PO Box 220
         100 S Rockland Falls Rd
         Rockland, DE 19732

Form 13F File Number: 28-3476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JEFF RUGEN
Title: TRADER
Phone: 302-429-9799

Signature, Place, and Date of Signing:


                                   Rockland, DE                11-2-06
-------------------------------   -------------------------   ---------
       [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: --

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $143,833,240.36

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

__    28-____________        __________________________________

[Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT                 September 29, 2006

COMMON STOCK                                CUSIP         VALUE       QUANTITY   DISCRETION
-------------------------------------------------------------------------------------------
AirTran Holdings, Inc.                    00949P108    1,144,073.60     115,330       X
Allion Healthcare, Inc.                   019615103    3,119,391.88     746,266       X
American Safety Insurance Holdings, Inc.  G02995101    1,719,285.00      93,950       X
Amerisafe, Inc.                           03071H100    1,721,066.20     175,619       X
AngioDynamics, Inc.                       03475v101    3,520,182.25     169,975       X
Argonaut Group, Inc.                      040157109    3,798,661.57     122,419       X
Builders FirstSource, Inc.                12008R107    2,642,709.60     173,520       X
Celadon Group, Inc.                       150838100    3,328,066.56     200,004       X
Coherent, Inc.                            192479103    3,533,794.96     101,956       X
Comstock Homebuilding Companies Inc.      205684103      720,522.00     133,430       X
Comtech Telecommunications Corp.          205826209    3,165,868.80      94,560       X
Conn's, Inc.                              208242107    3,055,368.00     146,400       X
Cosi, Inc.                                22122P101    1,519,624.32     283,512       X
CyberSource, Corp.                        23251J106    4,932,341.05     416,935       X
DealerTrack Holdings, Inc.                242309102    2,447,577.00     110,700       X
Emergency Medical Services Corporation    29100P102    2,908,665.00     177,900       X
Equity Inns, Inc.                         294703103    3,056,003.20     191,960       X
EscoTechnologies, Inc.                    296315104    2,956,504.64      64,216       X
Essex Corp.                               296744105    2,862,126.00     164,490       X
Gulfport Energy Corporation               402635304    1,497,370.05     129,195       X
HMS Holdings Corporation                  40425J101    2,763,022.80     218,940       X
Harbin Electric Inc.                      41145W109    1,885,370.00     198,460       X
Hercules Offshore, Inc.                   427093109    1,793,758.50      57,770       X
Hollywood Media Corporation               436233100    1,360,719.10     348,010       X
Home Bancshares, Inc.                     436893200      362,553.60      16,420       X
Hub International Ltd.                    44332P101    2,695,344.00      93,200       X
I.D. Systems, Inc.                        449489103    1,807,222.40      76,480       X
IXYS Corporation                          46600W106    2,363,966.40     281,760       X
International DisplayWorks, Inc.          459412102    1,804,461.75     283,275       X
MICROS Systems, Inc.                      594901100    3,120,949.24      63,797       X
MapInfo Corp.                             565105103    1,551,275.30     120,910       X
Marten Transport, Ltd.                    573075108    3,905,492.25     228,525       X
Matrixx Initiatives, Inc.                 57685L105    1,876,719.57      98,619       X
McCormick & Schmick's Seafood Restaurant  579793100    1,497,046.85      66,565       X
Merit Medical Systems                     589889104    3,852,197.86     283,667       X
Navarre Corporation                       639208107    1,179,066.00     293,300       X
OPNET Technologies, Inc.                  683757108    2,301,460.50     175,550       X
OmniVision Technologies, Inc.             682128103    2,903,017.45     203,435       X
Orange 21 Inc.                            685317109    1,390,662.60     282,655       X
Power-One, Inc.                           739308104    3,952,062.60     545,865       X
Providence Service Corporation            743815102    5,758,722.75     208,725       X
Rudolph Technology Corporation            781270103    1,122,400.89      61,233       X
Rush Enterprises, Inc. Cl A               781846209    4,180,842.00     250,650       X
Stratasys, Inc.                           862685104    3,014,120.48     114,128       X
Superior Energy Services, Inc.            868157108    1,360,924.50      51,825       X
Symbion, Inc                              871507109    3,278,178.00     178,550       X
TeleTech Holdings, Inc.                   879939106    4,119,364.65     263,555       X
Tessera Technologies, Inc.                88164L100    2,016,022.70      57,965       X
TradeStation Group, Inc.                  89267P105    1,547,553.37     102,691       X
Transaction Systems Architects, Inc.      893416107    3,579,919.20     104,310       X
U.S. Home Systems, Inc                    90335C100    1,457,454.90     154,065       X
Ultralife Batteries, Inc.                 903899102    4,608,330.03     442,683       X
Vitran Corporation, Inc.                  92850E107    2,839,380.00     153,480       X
W-H Energy Services, Inc.                 92925E108    1,335,624.29      32,207       X
Walter Industries, Inc.                   93317Q105    2,714,021.20      63,590       X
ev3, Inc.                                 26928A200    2,884,810.95     169,595       X

56                                                   143,833,240.36  10,158,792